UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 43.4%
Deutsche Core Equity Fund "Institutional" (a)	451,229	11,384,511
Deutsche European Equity Fund "Institutional" (a)	155,611	1,467,409
Deutsche Small Cap Core Fund "S" (a)	56,902	1,636,506
Total Equity - Equity Funds (Cost $9,992,841)		14,488,426
Equity - Exchange-Traded Funds 4.9%
iShares Currency Hedged MSCI Japan ETF	31,238	864,668
iShares MSCI Pacific ex Japan ETF	18,855	773,998
Total Equity - Exchange-Traded Funds (Cost $1,569,012)		1,638,666
Fixed Income - Bond Funds 26.7%
Deutsche Core Plus Income Fund "Institutional" (a)	249,349	2,605,701
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	32,492	389,575
Deutsche Enhanced Global Bond Fund "S" (a)	117,029	1,039,220
Deutsche Floating Rate Fund "Institutional" (a)	12,439	104,488
Deutsche Global High Income Fund "Institutional" (a)	71,850	475,647
Deutsche Global Inflation Fund "Institutional" (a)	218,687	2,186,867
Deutsche High Income Fund "Institutional" (a)	205,538	955,752
Deutsche U.S. Bond Index Fund "Institutional" (a)	121,331	1,151,429
Total Fixed Income - Bond Funds (Cost $9,017,942)		8,908,679
Fixed Income - Exchange-Traded Funds 12.2%
iShares Core U.S. Aggregate Bond ETF	23,700	2,565,288
VanEck Vectors JPMorgan EM Local Currency Bond ETF	88,114	1,526,134
Total Fixed Income - Exchange-Traded Funds (Cost $4,321,042)		4,091,422
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 3.3%
U.S. Treasury Bills:
0.44% *, 12/1/2016 (b)	1,027,000	1,027,000
0.4% *, 2/9/2017 (b)	65,000	64,945
Total Short-Term U.S. Treasury Obligations (Cost $1,091,950)		1,091,945
	Shares	Value ($)
Fixed Income - Money Market Fund 7.9%
Deutsche Central Cash Management Government Fund, 0.38% (a) (c) (Cost $2,622,654)	2,622,654	2,622,654
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $28,615,441) †	98.4	32,841,792
Other Assets and Liabilities, Net	1.6	548,224
Net Assets	100.0	33,390,016

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $29,096,356. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $3,745,436. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,784,520 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,039,084.
*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	At November 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for futures closed on November 30, 2016.
(c)	The rate shown is the annualized seven-day yield at period end.
EM: Emerging Markets
MSCI: Morgan Stanley Capital International
At November 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/16/2016	26	2,858,440	77,301

Currency Abbreviation
USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2016 is as follows:

Affiliate	Value ($) at August 31, 2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2016
Deutsche Core Equity Fund	11,740,693	33,963	695,600	(54,199)	33,963	—	11,384,511
Deutsche Core Plus Income Fund	2,857,018	17,304	168,400	3,734	17,304	—	2,605,701
Deutsche Enhanced Commodity Strategy Fund	401,817	13,069	24,300	(6,125)	13,069	—	389,575
Deutsche Enhanced Global Bond Fund	1,151,464	6,294	68,000	2,632	6,294	—	1,039,220
Deutsche European Equity Fund	1,580,786	—	95,100	(10,710)	—	—	1,467,409
Deutsche Floating Rate Fund	109,449	1,276	6,500	(271)	1,276	—	104,488
Deutsche Global High Income Fund	505,898	6,173	29,900	1,890	6,151	—	475,647
Deutsche Global Inflation Fund	2,383,129	—	140,900	(193)	—	—	2,186,867
Deutsche High Income Fund	1,011,072	12,874	60,000	(2,814)	12,874	—	955,752
Deutsche Small Cap Core Fund	1,626,154	—	97,500	26,973	—	—	1,636,506
Deutsche U.S. Bond Index Fund	1,264,141	8,140	74,500	1,809	8,136	—	1,151,429
Deutsche Central Cash Management Government Fund	2,077,461	4,908,157	4,362,964	—	2,497	—	2,622,654
Total	26,709,082	5,007,250	5,823,664	(37,274)	101,564	—	26,019,759

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$14,488,426	$—	$—	$14,488,426
Equity - Exchange-Traded Funds	1,638,666	—	—	1,638,666
Fixed Income - Bond Funds	8,908,679	—	—	8,908,679
Fixed Income - Exchange-Traded Funds	4,091,422	—	—	4,091,422
Short-Term U.S. Treasury Obligations	—	1,091,945	—	1,091,945
Money Market Fund	2,622,654	—	—	2,622,654
Derivatives (d)
Futures Contracts	77,301	—	—	77,301
Total	$31,827,148	$1,091,945	$—	$32,919,093

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 77,301

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Moderate Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017